July 1, 2008

DREYFUS INVESTMENT GRADE FUNDS, INC.
- DREYFUS INFLATION ADJUSTED SECURITIES FUND
- DREYFUS PREMIER INTERMEDIATE TERM INCOME FUND
- DREYFUS PREMIER SHORT TERM INCOME FUND
- DREYFUS PREMIER YIELD ADVANTAGE FUND
SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 3, 2007

The following information supersedes and replaces any contrary information contained in the section of the Statement of Additional Information entitled “Management Arrangements –Portfolio Management.”

The Funds’ portfolio managers are as follows:

Dreyfus Inflation Adjusted Securities Fund	Robert Bayston (primary)

Dreyfus Premier Intermediate Term Income Fund	Kent Wosepka (primary)
David Bowser
Peter Vaream

Dreyfus Premier Short Term Income Fund	David Bowser (co-primary)
Peter Vaream (co-primary)

Dreyfus Premier Yield Advantage Fund	Laurie Carroll (primary)
Theodore Bair

Each of the Funds’ portfolio managers are employed by Dreyfus and Standish Mellon Asset Management, LLC (“SMAM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus. The Manager and SMAM also maintain research department with professional staff of Portfolio managers and securities analysts who provide research services for the Funds and for other funds advised by Dreyfus.

The following information supersedes and replaces any contrary information with respect to Dreyfus Premier Short Term Income Fund contained in the section of the Statement of Additional Information entitled “Management Arrangements – Additional Information About Portfolio Managers.”

     The following table lists the number and types of other accounts advised by the primary portfolio managers, and assets under management in those accounts as of May 31, 2008:

	Registered
	Investment
Portfolio	Company	Assets	Pooled	Assets	Other	Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed

Pater Vaream	6	$404,633 M	3	$897,041 M	161	$11,386 B

David Bowser	6	$404,633 M	3	$897,041 M	161	$11,386 B

     None of the funds or accounts are subject to a performance-based advisory fee.

     The dollar range of Fund shares beneficially owned by the primary portfolio managers is as follows as of May 31, 2008:

Dollar Range of Portfolio
Portfolio Manager	Portfolio Name					Shares Beneficially Owned

Peter Vaream	Dreyfus	Premier	Short	Term	Income	None
Fund

David Bowser	Dreyfus	Premier	Short	Term	Income	None
Fund